Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 15, 2020 TO THE
PROSPECTUS DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P Emerging Markets Low Volatility ETF (EELV)
Invesco S&P Emerging Markets Momentum ETF (EEMO)
Invesco S&P International Developed Low Volatility ETF (IDLV)
Invesco S&P International Developed Momentum ETF (IDMO)
(each a "Fund" and collectively, the "Funds")

Important Notice Regarding a Change to the Unitary Management Fee of the Funds

At a meeting held on April 14, 2020, the Board of Trustees of Invesco Exchange-Traded Fund Trust II approved, effective May 1, 2020, a reduction in the annual unitary management fee of: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of such Fund's average daily net assets; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of such Fund's average daily net assets. Currently, Invesco Capital Management LLC, the Funds' adviser, has agreed to waive a portion of its unitary management fee for: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF, which results in a net unitary management fee of 0.29% for each such Fund; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF, which results in a net unitary management fee of 0.25% for each such Fund. These waivers will remain in place until the unitary management fee reductions take effect.

Accordingly, as a result of the unitary management fee reductions effective May 1, 2020, the Prospectus is revised as follows:

∙     The following replaces the first paragraph and table included under the section titled "Fund Fees and Expenses" on page 1 of the Summary Prospectus and under the section titled "Summary Information— Fund Fees and Expenses" on page 37 of the Prospectus for Invesco S&P Emerging Markets Low Volatility ETF:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.29%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.29%

(1)Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.45% to 0.29%. "Management Fees" have been restated to reflect current fees.

∙     The following replaces the information included in the sub-section titled "Example" on Page 1 of the Summary Prospectus and on Page 37 of the Prospectus for Invesco S&P Emerging Markets Low Volatility ETF:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

∙     The following replaces the first paragraph and table included under the section titled "Fund Fees and Expenses" on page 1 of the Summary Prospectus and under the section titled "Summary Information— Fund Fees and Expenses" on page 40 of the Prospectus for Invesco S&P Emerging Markets Momentum ETF:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.29%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(3)	0.02%
Total Annual Fund Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement(4)	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.29%

(1)Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.45% to 0.29%. "Management Fees" have been restated to reflect current fees.

(2)Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.08%.

(3)Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund's most recent shareholder report. Please note that the amount of "Total Annual Fund Operating Expenses" shown in the above table differs from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(4)Through August 31, 2021, the Adviser has contractually agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

∙     The following replaces the information included in the sub-section titled "Example" on page 1 of the Summary Prospectus and on pages 40-41 of the Prospectus for Invesco S&P Emerging Markets Momentum ETF:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$30	$98	$172	$391

∙     The following replaces the first paragraph and table included under the section titled "Fund Fees and Expenses" on page 1 of the Summary Prospectus and under the section titled "Summary Information — Fund Fees and Expenses" on page 47 of the Prospectus for Invesco S&P International Developed Low Volatility ETF:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.25%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

(1)Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.35% to 0.25%. "Management Fees" have been restated to reflect current fees.

∙     The following replaces the information included in the sub-section titled "Example" on page 1 of the Summary Prospectus and on page 47 of the Prospectus for Invesco S&P International Developed Low Volatility ETF:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

∙     The following replaces the first paragraph and table included under the section titled "Fund Fees and Expenses" on Page 1 of the Summary Prospectus and under the section titled "Summary Information — Fund Fees and Expenses" on pages 49-50 of the Prospectus for Invesco S&P International Developed Momentum ETF:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.25%
Other Expenses(2)	0.01%
Total Annual Fund Operating Expenses	0.26%

(1)Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.35% to 0.25%. "Management Fees" have been restated to reflect current fees.

(2)Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.28%.

•     The following replaces the information included in the sub-section titled "Example" on page 1 of the Summary Prospectus and on page 50 of the Prospectus for Invesco S&P International Developed Momentum ETF:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$27	$84	$146	$331

Invesco S&P Emerging Markets Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 15, 2020 TO THE
PROSPECTUS DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P Emerging Markets Low Volatility ETF (EELV)
(each a "Fund" and collectively, the "Funds")

Important Notice Regarding a Change to the Unitary Management Fee of the Funds

At a meeting held on April 14, 2020, the Board of Trustees of Invesco Exchange-Traded Fund Trust II approved, effective May 1, 2020, a reduction in the annual unitary management fee of: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of such Fund's average daily net assets; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of such Fund's average daily net assets. Currently, Invesco Capital Management LLC, the Funds' adviser, has agreed to waive a portion of its unitary management fee for: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF, which results in a net unitary management fee of 0.29% for each such Fund; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF, which results in a net unitary management fee of 0.25% for each such Fund. These waivers will remain in place until the unitary management fee reductions take effect.

Accordingly, as a result of the unitary management fee reductions effective May 1, 2020, the Prospectus is revised as follows:

∙     The following replaces the first paragraph and table included under the section titled "Fund Fees and Expenses" on page 1 of the Summary Prospectus and under the section titled "Summary Information— Fund Fees and Expenses" on page 37 of the Prospectus for Invesco S&P Emerging Markets Low Volatility ETF:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.29%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.29%

(1)Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.45% to 0.29%. "Management Fees" have been restated to reflect current fees.

∙     The following replaces the information included in the sub-section titled "Example" on Page 1 of the Summary Prospectus and on Page 37 of the Prospectus for Invesco S&P Emerging Markets Low Volatility ETF:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.45% to 0.29%. "Management Fees" have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	93
5 Years	rr_ExpenseExampleYear05	163
10 Years	rr_ExpenseExampleYear10	$ 368
Invesco S&P Emerging Markets Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 15, 2020 TO THE
PROSPECTUS DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P Emerging Markets Momentum ETF (EEMO)
(each a "Fund" and collectively, the "Funds")

Important Notice Regarding a Change to the Unitary Management Fee of the Funds

At a meeting held on April 14, 2020, the Board of Trustees of Invesco Exchange-Traded Fund Trust II approved, effective May 1, 2020, a reduction in the annual unitary management fee of: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of such Fund's average daily net assets; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of such Fund's average daily net assets. Currently, Invesco Capital Management LLC, the Funds' adviser, has agreed to waive a portion of its unitary management fee for: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF, which results in a net unitary management fee of 0.29% for each such Fund; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF, which results in a net unitary management fee of 0.25% for each such Fund. These waivers will remain in place until the unitary management fee reductions take effect.

Accordingly, as a result of the unitary management fee reductions effective May 1, 2020, the Prospectus is revised as follows:

∙     The following replaces the first paragraph and table included under the section titled "Fund Fees and Expenses" on page 1 of the Summary Prospectus and under the section titled "Summary Information— Fund Fees and Expenses" on page 40 of the Prospectus for Invesco S&P Emerging Markets Momentum ETF:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.29%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(3)	0.02%
Total Annual Fund Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement(4)	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.29%

(1)Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.45% to 0.29%. "Management Fees" have been restated to reflect current fees.

(2)Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.08%.

(3)Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund's most recent shareholder report. Please note that the amount of "Total Annual Fund Operating Expenses" shown in the above table differs from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(4)Through August 31, 2021, the Adviser has contractually agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

∙     The following replaces the information included in the sub-section titled "Example" on page 1 of the Summary Prospectus and on pages 40-41 of the Prospectus for Invesco S&P Emerging Markets Momentum ETF:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$30	$98	$172	$391

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.08%.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.45% to 0.29%. "Management Fees" have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of "Total Annual Fund Operating Expenses" shown in the above table differs from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.29%
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	98
5 Years	rr_ExpenseExampleYear05	172
10 Years	rr_ExpenseExampleYear10	$ 391
Invesco S&P International Developed Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 15, 2020 TO THE
PROSPECTUS DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P International Developed Low Volatility ETF (IDLV)
(each a "Fund" and collectively, the "Funds")

Important Notice Regarding a Change to the Unitary Management Fee of the Funds

At a meeting held on April 14, 2020, the Board of Trustees of Invesco Exchange-Traded Fund Trust II approved, effective May 1, 2020, a reduction in the annual unitary management fee of: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of such Fund's average daily net assets; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of such Fund's average daily net assets. Currently, Invesco Capital Management LLC, the Funds' adviser, has agreed to waive a portion of its unitary management fee for: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF, which results in a net unitary management fee of 0.29% for each such Fund; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF, which results in a net unitary management fee of 0.25% for each such Fund. These waivers will remain in place until the unitary management fee reductions take effect.

Accordingly, as a result of the unitary management fee reductions effective May 1, 2020, the Prospectus is revised as follows:

∙     The following replaces the first paragraph and table included under the section titled "Fund Fees and Expenses" on page 1 of the Summary Prospectus and under the section titled "Summary Information — Fund Fees and Expenses" on page 47 of the Prospectus for Invesco S&P International Developed Low Volatility ETF:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.25%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

(1)Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.35% to 0.25%. "Management Fees" have been restated to reflect current fees.

∙     The following replaces the information included in the sub-section titled "Example" on page 1 of the Summary Prospectus and on page 47 of the Prospectus for Invesco S&P International Developed Low Volatility ETF:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.35% to 0.25%. "Management Fees" have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[5]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	$ 318
Invesco S&P International Developed Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 15, 2020 TO THE
PROSPECTUS DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P International Developed Momentum ETF (IDMO)
(each a "Fund" and collectively, the "Funds")

Important Notice Regarding a Change to the Unitary Management Fee of the Funds

At a meeting held on April 14, 2020, the Board of Trustees of Invesco Exchange-Traded Fund Trust II approved, effective May 1, 2020, a reduction in the annual unitary management fee of: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF from 0.45% to 0.29% of such Fund's average daily net assets; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF from 0.35% to 0.25% of such Fund's average daily net assets. Currently, Invesco Capital Management LLC, the Funds' adviser, has agreed to waive a portion of its unitary management fee for: (i) each of Invesco S&P Emerging Markets Low Volatility ETF and Invesco S&P Emerging Markets Momentum ETF, which results in a net unitary management fee of 0.29% for each such Fund; and (ii) each of Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF, which results in a net unitary management fee of 0.25% for each such Fund. These waivers will remain in place until the unitary management fee reductions take effect.

Accordingly, as a result of the unitary management fee reductions effective May 1, 2020, the Prospectus is revised as follows:

∙     The following replaces the first paragraph and table included under the section titled "Fund Fees and Expenses" on Page 1 of the Summary Prospectus and under the section titled "Summary Information — Fund Fees and Expenses" on pages 49-50 of the Prospectus for Invesco S&P International Developed Momentum ETF:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.25%
Other Expenses(2)	0.01%
Total Annual Fund Operating Expenses	0.26%

(1)Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.35% to 0.25%. "Management Fees" have been restated to reflect current fees.

(2)Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.28%.

•     The following replaces the information included in the sub-section titled "Example" on page 1 of the Summary Prospectus and on page 50 of the Prospectus for Invesco S&P International Developed Momentum ETF:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$27	$84	$146	$331

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.28%.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.35% to 0.25%. "Management Fees" have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
1 Year	rr_ExpenseExampleYear01	$ 27
3 Years	rr_ExpenseExampleYear03	84
5 Years	rr_ExpenseExampleYear05	146
10 Years	rr_ExpenseExampleYear10	$ 331

[1]	Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.45% to 0.29%. "Management Fees" have been restated to reflect current fees.
[2]	Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.08%.
[3]	Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund's most recent shareholder report. Please note that the amount of "Total Annual Fund Operating Expenses" shown in the above table differs from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[4]	Through August 31, 2021, the Adviser has contractually agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.
[5]	Effective May 1, 2020, Invesco Capital Management LLC (the "Adviser") has contractually reduced the Fund's unitary management fee from 0.35% to 0.25%. "Management Fees" have been restated to reflect current fees.
[6]	Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.28%.